PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 26,961	$ 34,070	$ 34,719	$ 45,433
Other assets	5,215	5,233
TOTAL ASSETS	545,980	498,311
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	3,050	2,262
Shareholders' equity:
Preferred stock - No par value: Authorized 500,000 shares, 11,000 shares issued and outstanding	11,000	10,921
Common stock and additional paid in capital - No par value Authorized - 18,000,000 shares Issued and outstanding - 5,559,859 and 3,419,736 shares respectively	53,797	43,525
Retained earnings	6,727	492
Accumulated other comprehensive income	924	325
Total shareholders' equity	72,448	55,263	53,882	55,299
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	545,980	498,311
PARENT COMPANY
ASSETS
Cash and cash equivalents	12,943	4,301	5,354	7,480
Investment in subsidiaries	59,854	51,381
Other assets	117	245
TOTAL ASSETS	72,914	55,927
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	466	664
Shareholders' equity:
Preferred stock - No par value: Authorized 500,000 shares, 11,000 shares issued and outstanding	11,000	10,921
Common stock and additional paid in capital - No par value Authorized - 18,000,000 shares Issued and outstanding - 5,559,859 and 3,419,736 shares respectively	53,797	43,525
Retained earnings	6,727	492
Accumulated other comprehensive income	924	325
Total shareholders' equity	72,448	55,263
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 72,914	$ 55,927